Expense Example	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 10 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Class A Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class A Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class C Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class C Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class C Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class C Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class R Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class R Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class R Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class R Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	701	968	1,256	2,073	108	337	585	1,294	100	314	546	1,212	686	950	1,234	2,041	93	320	566	1,270	86	283	497	1,113	673	881	1,106	1,751	79	246	428	954	72	226	394	882	724	1,076	1,452	2,503	132	454	800	1,773	125	437	771	1,716	682	922	1,180	1,919	289	591	1,018	2,209	88	283	495	1,104	138	437	758	1,666	80	260	456	1,021	700	985	1,292	2,160	107	358	628	1,399	100	342	603	1,351